UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form

--------------------------------------------------------------------------------
1.         Name and address of issuer:
                Builders ProLoan Fund, Inc.
                222 South Central Avenue
                St. Louis, MO 63105
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

--------------------------------------------------------------------------------
3.         Investment Company Act File Number:               811-08273


           Securities Act File Number:                       333-30221
--------------------------------------------------------------------------------
4(a).      Last day of fiscal year for which this Form is filed:

           December 31, 1997

--------------------------------------------------------------------------------
4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


           Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4(c). |_| Check box if this is the last time the issuer will be filing this Form.


--------------------------------------------------------------------------------
5. Calculation of registration fee:

   (i)   Aggregate  sale price of securities  sold
         during  the  fiscal   year   pursuant  to
         section 24(f):                                             $120,110,035
                                                                  --------------

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:                 $0
                                                  --------------
   (iii) Aggregate price of securities redeemed or
         repurchased  during any prior fiscal year
         ending no earlier  than  October 11, 1995
         that were not  previously  used to reduce
         registration    fees   payable   to   the
         Commission:                                         $0
                                                  -------------
   (iv)  Total available  redemption  credits [add
         Items 5(ii) and 5(iii)]:                                             $0
                                                                  --------------

   (v)   Net sales - if Item 5(i) is greater  than
         Item 5(iv) [subtract Item 5(iv) from Item
         5(i)]:                                                     $120,110,035
                                                                  --------------
------------------------------------------------------------------
   (vi)  Redemption  Credits  available for use in
         future  years if Item  5(i) is less  than
         Item 5(iv) [subtract Item 5(iv) from Item
         5(i)]:                                                               $0
                                                                  --------------
------------------------------------------------------------------

   (vii) Multiplier for  determining  registration
         fee (See Instruction C.9):                                   0.00029500
                                                                  --------------

   (viii)Registration  fee due [multiply Item 5(v)
         by Item  5(vii)]  (enter "0" if no fee is
         due):                                                        $35,432.46
                                                                  ==============
--------------------------------------------------------------------------------
6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)plus line7]:

           $35,432.46
--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Date: 3/30/98                      CIK Number:    1038698

           Method of Delivery:
                             |X| Wire Transfer
                             |_| Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Joy Ausili
                         --------------------------------------
                                Assistant Treasurer
                         --------------------------------------

Date       3/30/98
     ----------------------------
   *Please print the name and title of the signing officer below the signature